UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 19, 2022 to February 15, 2022

Commission File Number of issuing entity: 333-228964-04

Central Index Key Number of issuing entity: 0001845709

JOHN DEERE OWNER TRUST 2021

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228964

Central Index Key Number of depositor: 0001762590

JOHN DEERE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Todd E. Davies, (309) 765-5161

(Name and phone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

86-6587051

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 100 10587 Double R Boulevard Reno, Nevada (Address of principal executive offices of the issuing entity)	89521 (Zip Code)

(775) 786-5527

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 0.12399% Asset Backed Notes			X
Class A-2 0.20% Asset Backed Notes			X
Class A-3 0.36% Asset Backed Notes			X
Class A-4 0.62% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 15, 2022 a distribution was made to holders of notes of John Deere Owner Trust 2021.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables LLC, the depositor of John Deere Owner Trust 2021 (the “Depositor”), and held by John Deere Owner Trust 2021 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 19, 2022 to February 15, 2022.

The Depositor filed its 2021 Form ABS-15G on January 25, 2022. The CIK number of the Depositor is 0001762590.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit Number	Description

99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2021, relating to the February 15, 2022 distribution.

99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2021, relating to the February 15, 2022 distribution.

99.3	Servicer’s Certificate, relating to the February 15, 2022 distribution.

(b)	The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES LLC
(Depositor)

Date: February 25, 2022	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary

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